UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-6027

KAVILCO INCORPORATED

(Exact name of registrant as specified in charter)

600 University Street, Suite 3010
Seattle, Washington 98101-1129

(Address of principal executive offices) (Zip code)

Registrant's telephone number, including area code: (206)24-6166

Date of reporting period: March 31, 2014

	Principal Amount or Shares	Market Value
INVESTMENTS IN SECURITIES 89.7%
U.S. Corporate Bonds 61.0%

Chemicals Industry 4.7%
E.I. Du Pont de Nemour, 5.250%, due December 15, 2016	1,519,000	1,691,391
Total Chemical Industry		1,691,391

Communications 10.5%
AT&T, 5.100%, due September 15, 2014	1,250,000	1,276,187
CBS Corporation, 4.625%, due May 15, 2018	2,000,000	2,174,900
Deutsche Telekom Int. Fin., 6.000%, due July 8, 2019	250,000	293,145
Total Communications		3,744,232

Consumer, Cyclical 8.2%
Safeway Inc., 5.625%, due August 15, 2014	1,229,000	1,247,066
Target Corp., 5.875%, due July 15, 2016	1,000,000	1,112,650
Avon Products Inc., 6.500%, due March 1, 2019	500,000	558,010
Total Consumer, Cyclical		2,917,726

Consumer, Non-cyclical 3.5%
McDonald’s Corp., 5.300%, due March 15, 2017	500,000	558,795
Kraft Foods Inc., 6.500%, due August 11, 2017	250,000	288,275
Yum! Brands Inc., 5.300%, due September 15, 2019	355,000	393,290
Total Consumer, Non-cyclical		1,240,360

Energy 15.7
Kinder Morgan Energy Partners, 5.625%, due February 15, 2015	500,000	521,325
PPL Energy Supply LLC, 5.700%, due October 15, 2015	80,000	85,314
Plains All American Pipeline, 6.125%, due January 15, 2017	1,345,000	1,510,825
XTO Energy Inc., 6.250%, August 1, 2017	1,000,000	1,159,650
Kinder Morgan Energy Partners, 5.950%, due February 15, 2018	460,000	521,189
Transocean Inc., 7.375%, due April 15, 2018	1,350,000	1,552,756
Hess Corporation, 8.125%, due February 15, 2019	199,000	249,138
Total Energy		5,600,197

Financial 1.8%
American Express Credit Co., 5.300%, due December 2, 2015	117,000	125,643
General Electric Capital Corp., 5.625%, due September 15, 2017	215,000	243,941
Total Financial		369,584

Paper & Forest Products Industry 1.0%
International Paper, 9.375%, due May 15, 2019	500,000	652,850
Total Paper & Forest Products Industry		652,850

Technology 4.0%
Cisco Systems Inc., 5.500%, due February 22, 2016	960,000	1,048,464
Oracle Corp., 5.000%, due July 08, 2019	250,000	282,197
Adobe Systems Inc., 4.750%, due February 1, 2020	100,000	109,954
Total Technology		1,440,615

Transportation 4.6%
Union Pacific Corp., 4.875%, due January 15, 2015	1,000,000	1,033,510

FedEx Corp., 8.000%, due January 15, 2019	500,000	621,145
Total Transportation		1,654,655

Utilities 6.8%
Potomac Electric Power, 4.650%, due April 15, 2014	600,000	600,846
Southern Power Company, 4.875%, due July 15, 2015	1,250,000	1,314,062
Southern Electric Power, 5.550%, due January 15, 2017	174,000	191,238
Metropolitan Edison, 7.700%, due January 15, 2019	250,000	300,352
Total Utilities		2,406,498

Total - US Corporate Bonds (Cost $20,006,591)		$21,718,108

U.S. Common Stock 20.4%

Chemicals - Speciality 0.1%
Terra Nitrogen Company LP	225	34,240
Total Chemicals - Specialty		34,240

Computer Software & Services 0.4%
Microsoft Corp.	3,640	149,204
Total Computer Software & Services		149,204

Drug Industry 1.3%
Bristol-Myers Squibb	1,500	77,925
Lilly Eli & Co.	2,000	117,720
Merck & Co. Inc.	5,000	283,850
Total Drug Industry		479,495

Electric Utility 3.9%
Aliant Energy	2,000	113,620
Avista Corp.	2,000	61,300
Consolidated Edison Inc.	1,500	80,475
Duke Energy Corp.	3,665	261,043
Entergy Corporation New	1,570	104,954
Exelon Corp.	1,400	46,984
Firstenergy Corp.	1,255	42,708
Nextra Energy	1,000	95,620
Northeast Utilities	787	35,818
One Gas, Inc.	300	10,779
Pepco Holdings Inc.	7,080	144,998
PPL Corporation	4,945	163,877
Scana Corp.	700	35,924
Southern Company	4,150	182,351
Total Electric Utility		1,380,451

Exchange Traded Funds 0.8%
iShares Investment Grade Corp. Bonds	640	74,842
iShares S&P Preferred Stock Index Fund	2,516	98,199
SPDR Barclays Capital High Yield	2,600	107,432
Total Exchange Traded Funds		280,473

Food Processing 0.2%
Kraft Foods Group	500	28,050
Mondelez International Inc.	1,500	51,825
Total Food Processing		79,875

Metals & Mining 0.04%
Silver Wheaton Corp.	700	15,890
Total Mining		15,890

Mutual Funds 0.2%
Blackrock Global Floating Rate Income Fund	3,179	45,269
John Hancock Preferred Income Fund	3,284	65,384
Total Mutual Funds		110,653

Natural Gas Utility 0.2%
Atmos Energy Corp.	1,500	70,695
Total Natural Gas Utility		70,695

Natural Gas Diversified 0.2%
ONEOK Inc.	1,200	71,100
Total Natural Gas Diversified		71,100

Office Equipment 0.2%
Pitney Bowes Inc.	3,000	77,970
Total Office Equipment		77,970

Oil Field Services and Equipment 0.2%
Diamond Offshore Drilling	1,515	73,871
Total Oil Field Services and Equipment		73,871

Petroleum Industry 0.5%
Chevron Corp.	1,800	214,038
Hollyfrontier Corp	3,400	161,772
Total Petroleum Industry		375,810

Real Estate Investment Trust 6.6%
AvalonBay Communities	790	103,743
Digital Realty Trust Inc.	1,500	79,620
EPR Properties	1,900	101,441
Healthcare Realty Trust Inc.	2,300	55,545
Highwoods Properties Inc.	1,300	49,933
Hospitality Properties Trust	9,600	275,712
Liberty Property Trust	5,240	193,670
LTC Properties Inc.	4,830	181,753
Mack Cali Rlty Corp	5,600	116,424
National Retail Properties	1,470	50,450
Omega Healthcare Investors	5,831	195,455
Realty Income Corp.	2,230	91,118
Redwood Trust Inc.	2,600	52,728
Sabra Healthcare Reit Inc.	1,960	54,664
Senior Housing Properties Trust	10,400	233,688
Stag Industrial Inc.	7,130	171,833
Sun Communities	3,180	143,386
Ventas Inc.	600	36,342
Washington Real Estate Investment Trust	6,600	157,608
Total Real Estate Investment Trust		2,345,113

Telecommunications Services 4.8%
AT&T	9,200	322,644
CenturyTel Inc.	6,900	226,596
Consolidated Communications Holdings, Inc.	9,600	192,096
Frontier Communications Corp.	192	1,095
Verizon Communications Inc.	20,540	977,088
Total Telecommunications Services		1,719,519

Total US Common Stock (Cost $6,726,869)		7,264,359

Foreign Stocks 0.49%

Britain Common Stock 0.1%
Food Processing Insustry
Unilever PLC	800	34,224
Total UK Common Stock		34,224

Canadian Common Stock 0.1%
Petroleum Industry
Penn West Petroleum	3,400	28,424
Ulities

Atlantic Power Corp	2,700	7,830
Total Canadian Common Stock		36,254

France Common Stock 0.09%
Drug Industry
Sanofi-Aventis-ADR	600	31,368
Total France Common Stock		31,368

Netherlands Common Stock 0.2%
Petroleum Industry
Royal Dutch Shell PLC	400	29,224
Seadrill Ltd.	1,200	42,192
Total Netherlands Petroleum Industry		71,416

Total Foreign Common Stock (Cost $186,903)		173,262

Publicly Traded Partnership Stocks 11.6%

Publicly Traded Partnerships - Oil/Gas Distribution 11.6%
Amerigas Partners-LP	7,230	305,467
Atlas Pipeline Partners LP	3,301	105,995
Boardwalk Pipeline Partners	10,218	137,023
Breitburn Energy	4,700	93,859
Buckeye Partners LP	6,472	485,724
CVR Partners LP	4,760	100,864
El Paso Pipeline Partners LP	5,800	176,262
Enbridge Energy Partners LP	3,700	101,417
Energy Transfer Partners LP	7,050	379,219
Enterprise Products Partners	1,600	110,976
Kinder Morgan Energy Partners	3,600	266,220
KKR and Co. LP	2,370	54,131
Linn Energy LLC	5,890	166,805
Magellan Midstream Partners	2,200	153,428
Market West Partners LP	2,000	130,640
Nustar Energy LP Unit Com	4,100	225,295
Plains All American Pipeline	3,914	215,740
Regency Energy Partners LP	3,060	83,293
Spectra Energy Partners LP	2,550	124,822
Suburban Propane Partners LP	3,200	132,928
Targa Resources Partners LP	3,460	194,660
TC Pipelines LP	2,300	110,239
Williams Partners LP	5,240	266,926
Total Publicly Traded Partnerships Stocks- Oil/Gas Distribution		4,121,933

Total Publicly Traded Partnership (Cost $4,053,658)		4,121,933

Short-Term Investments 6.6%
Money Market Fund		$2,347,238
Total Short- Term Investments (Cost $2,347,238)		$2,347,238

TOTAL INVESTMENT IN SECURITIES (Cost $33,321,259)		$35,624,900

FINANCIAL ACCOUNTING STANDARDS NO. 157

The Company adopted the provisions of the Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data from sources independent of the Company. Unobservable inputs reflect the Company’s own assumption about the assumptions that market participants would use in pricing the asset or liability developed on the best information available in the circumstance.

The fair value hierarchy is categorized into three levels based on the inputs as follows

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Company's own assumptions about the assumption a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following table presents information about the Company’s assets measured at fair market value as of March 31, 2014:

Investments in Securities	Level 1	Level 2	Level 3	Balance

US Corporate Bonds		21,718,108		21,718,108
US Common Stock (not incl PTP's below)	7,264,359			7,264,359
Foreign Common Stock	173,262			173,262
Publicly Traded Partnerships Stocks	4,121,933			4,121,933
Cash and Equivalents (Money Market)	2,347,238			2,347,238
TOTALS				$35,624,900

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s President and Chief Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the third fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
3 (a) (1)	Certification of President

3 (a) (2)	Certification of Chief Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Kavilco Incorporated

By:	/s/ Louis L. Jones, Sr.
Louis L. Jones, Sr.
President

Date: April 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott Burns
Scott Burns
Chief Financial Officer

Date: April 28, 2014